Exhibit 99.1
Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC	1 June 2023
Wheels Fleet Lease Funding 1 LLC
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels Fleet Lease Funding 1 LLC (the “Issuer”)
Series 2023-1 Fixed Rate Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Wheels, LLC (the “Servicer”), the Issuer, Apollo Global Securities, LLC (“Apollo Global Securities”), BNP Paribas Securities Corp. (“BNP Paribas”), TD Securities (USA) LLC (“TD Securities”) and PNC Capital Markets LLC (“PNC Capital Markets,” and together with the Servicer, Issuer, Apollo Global Securities, BNP Paribas and TD Securities, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the related vehicles relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.
An electronic data file labeled “Wheels_WFLF_Pool_20230430.xlsx” and the corresponding record layout and decode information, as applicable (the “Wheels Data File”), that the Servicer, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “Wheels Leases”) and the related vehicles as of the close of business on 30 April 2023 (the “Cut‑off Date”) that the Servicer, on behalf of the Issuer, indicated are expected to be representative of the Leases,

b.	Imaged copies of:
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, attachment A, affirmation of agreement, notice of base funding rate change or other related documents (collectively and as applicable, the “Wheels Lease Contract”),

ii.	Certain screen shots from the Servicer’s computerized lease servicing system (the “Wheels System Screen Shots”), as applicable,
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”),
iv.	The purchase agreement (as applicable, the “Purchase Agreement”) and
v.
The certificate of title, title status screenshot or other related documents (collectively and as applicable, the “Wheels Title,” together with the Wheels Lease Contract, Wheels System Screen Shots, Memo of Delivery and Purchase Agreement, the “Wheels Source Documents”)
that the Servicer, on behalf of the Issuer, indicated relate to each Wheels Sample Lease (as defined in Attachment A),

c.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Wheels Funding Description Mapping Schedules”), that the Servicer, on behalf of the Issuer, indicated contain funding description information corresponding to each Wheels Lease,

d.	The list of relevant characteristics (the “Wheels Sample Characteristics”) on the Wheels Data File, which is shown on Exhibit 1 to Attachment A,
e.	The list of relevant characteristics (the “Donlen Sample Characteristics”) on the Donlen Data File (as defined herein), which is shown on Exhibit 3 to Attachment A,
f.
The list of relevant characteristics (the “LeasePlan Sample Characteristics,” together with the Wheels Sample Characteristics and Donlen Sample Characteristics, the “Sample Characteristics”) on the LeasePlan Data File (as defined herein), which is shown on Exhibit 5 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Donlen LLC (“Donlen”), on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.
An electronic data file labeled “Donlen Data Tape as of 2023.04.30 - DFLF 2.xlsb” and the corresponding record layout and decode information, as applicable (the “Donlen Data File”), that Donlen, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “Donlen Leases”) and the related vehicles as of the Cut-off Date that the Servicer, on behalf of the Issuer, indicated are expected to be representative of the Leases,

b.	Imaged copies of:
i.
The master motor vehicle lease agreement, master lease agreement, administration agreement, vehicle lease and services agreement, lease amendment, lease addendum, power of attorney or other related documents (collectively and as applicable, the “Donlen Lease Contract”),

ii.	The schedule A leased equipment and any corresponding addendums (collectively, the “Donlen Schedule A”),
iii.	Certain screen shots from Donlen’s computerized lease servicing system (as applicable, the “Donlen System Screen Shots”) and
iv.
The certificate of title, certificate of title of a vehicle or other related documents (collectively and as applicable, the “Donlen Title,” together with the Donlen Lease Contract, Donlen Schedule A and Donlen System Screen Shots, the “Donlen Source Documents”)

that Donlen, on behalf of the Issuer, indicated relate to each Donlen Sample Lease (as defined in Attachment A),
c.
A schedule and the corresponding record layout and decode information, as applicable (the “Donlen Funding Description Mapping Schedule”), that Donlen, on behalf of the Issuer, indicated contains information relating to the funding description corresponding to each Donlen Lease,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “Donlen Model Mapping Schedule”), that Donlen, on behalf of the Issuer, indicated contains model information corresponding to certain Donlen Sample Leases and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, LPUSA, LLC (“LeasePlan”), on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.	Electronic data files:
i.
Labeled “WDL Fleet data tape - 4.30.2023.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial LeasePlan Data File”), that LeasePlan, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “LeasePlan Leases”) and the related vehicles as of the Cut-off Date that the Servicer, on behalf of the Issuer, indicated are expected to be representative of the Leases and

ii.
Labeled “Servicer_Report_05012023 Updated.xlsx” and the corresponding record layout and decode information, as applicable (the “LeasePlan Data File”), that LeasePlan, on behalf of the Issuer, indicated contains information relating to the LeasePlan Leases and the related vehicles as of the Cut-off Date,

b.	Imaged copies of:
i.
The master lease agreement, vehicle lease agreement, lease agreement, amendment to master lease agreement, addendum to master lease agreement, addendum, exhibit A, assignment agreement, side letter, letter of credit or other related documents (collectively and as applicable, the “LeasePlan Lease Contract”),

ii.	The schedule A, schedule A leased equipment, amended schedule A, supplemental schedule A and any other corresponding addendums or other related documents (collectively, the “LeasePlan Schedule A”),
iii.	Certain screen shots from LeasePlan’s computerized lease servicing system (as applicable, the “LeasePlan System Screen Shots”) and
iv.
The certificate of title, certificate of title of a vehicle, certificate of origin for a vehicle, certificate of origin or other related documents (collectively and as applicable, the “LeasePlan Title,” together with the LeasePlan Lease Contract, LeasePlan Schedule A and LeasePlan System Screen Shots, the “LeasePlan Source Documents,” together with the Wheels Source Documents and Donlen Source Documents, the “Source Documents”)

that LeasePlan, on behalf of the Issuer, indicated relate to each LeasePlan Sample Lease (as defined in Attachment A),
c.
A schedule and the corresponding record layout and decode information, as applicable (the “LeasePlan Funding Description Mapping Schedule”), that LeasePlan, on behalf of the Issuer, indicated contains funding description information corresponding to each LeasePlan Lease,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “LeasePlan Lessee Name Mapping Schedule”), that LeasePlan, on behalf of the Issuer, indicated contains lessee name information corresponding to certain LeasePlan Sample Leases and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Wheels Data File, Donlen Data File and LeasePlan Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Wheels Data File, Wheels Funding Description Mapping Schedules, Sample Characteristics, Donlen Data File, Donlen Funding Description Mapping Schedule, Donlen Model Mapping Schedule, Initial LeasePlan Data File, LeasePlan Data File, Source Documents, LeasePlan Funding Description Mapping Schedule, LeasePlan Lessee Name Mapping Schedule and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Wheels Funding Description Mapping Schedules, Donlen Funding Description Mapping Schedule, Donlen Model Mapping Schedule, Initial LeasePlan Data File, Source Documents, LeasePlan Funding Description Mapping Schedule, LeasePlan Lessee Name Mapping Schedule or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, Donlen or LeasePlan, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, Wheels Leases, Donlen Leases or LeasePlan Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, Donlen or LeasePlan, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 June 2023

Attachment A Page 1 of 5
Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 150 Wheels Leases with:
a.	An OS_BOOK_VALUE greater than $0,
b.	A DIPAgingDays value of “n/a” and
c.	An AssetStatus value of “Active,”
all as shown on the Wheels Data File, from the Wheels Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology they instructed us to use to select the Wheels Sample Leases from the Wheels Data File.

For the purpose of the procedures described in this report, the 150 Wheels Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.	For each Wheels Sample Lease, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Wheels Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Wheels Lease Contract contained a signature in the lessee signature section of such Wheels Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Wheels Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder or owner on the corresponding Wheels Title or that the named lien holder or owner on such Wheels Title had the word “Wheels” in its name, as applicable (except for Sample Lease Numbers 2, 78, 127 and 149).

Attachment A Page 2 of 5
2.  (continued)

c.  (continued)

The Servicer, on behalf of the Issuer, instructed us not to perform the procedure in the preceding paragraph for Sample Lease Numbers 2, 78 and 149.  Sample Lease Numbers 2 and 149 have a vehicle type description value of “Forklifts,” as shown on the Wheels Data File.  Sample Lease Number 78 has a model value of “Bobcat Track Loader,” as shown on the Wheels Data File.  The Servicer, on behalf of the Issuer, indicated that forklifts and bobcat track loaders are not required to be titled and that Wheels LT is the owner of all vehicles that are not required to be titled.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Servicer, on behalf of the Issuer, described above.

The Servicer, on behalf of the Issuer, instructed us not to perform this procedure for Sample Lease Number 127, as the Servicer, on behalf of the Issuer, was unable to provide the corresponding Wheels Title.  The Servicer, on behalf of the Issuer, instructed us to observe that Wheels LT agrees to acquire the corresponding vehicle for Sample Lease Number 127, as shown on the corresponding Purchase Agreement.  We performed no procedures to determine the validity of the instructions provided by the Servicer, on behalf of the Issuer, described above.

3.	As instructed by Donlen, on behalf of the Issuer, we randomly selected a sample of 50 Donlen Leases with:
a.	A Vehicle Status value of “active,”
b.	A Manual Ineligible Flag value of “N,”
c.	A Fixed Term Lease Flag value of “N” and
d.	A Book Value greater than $0,
all as shown on the Donlen Data File, from the Donlen Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, Donlen, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology they instructed us to use to select the Donlen Sample Leases from the Donlen Data File.

For the purpose of the procedures described in this report, the 50 Donlen Sample Leases are referred to as Sample Lease Numbers 151 through 200.

Attachment A Page 3 of 5
4.	For each Donlen Sample Lease, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Donlen Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by Donlen, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A.  The Source Document(s) that we were instructed by Donlen, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Donlen Lease Contract contained a signature in the lessee signature section of such Donlen Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Donlen Lease Contract.

c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Donlen Title or that the named owner or security interest holder/lessor on such Donlen Title had the word “Donlen” in its name (except for Sample Lease Number 178), as applicable.

Donlen, on behalf of the Issuer, instructed us not to perform this procedure for Sample Lease Number 178, as Donlen, on behalf of the Issuer, was unable to provide the corresponding Donlen Title.

5.
As instructed by LeasePlan, on behalf of the Issuer, we randomly selected a sample of 50 LeasePlan Leases with a SV_SecuritizationValue greater than $500, as shown on the Initial LeasePlan Data File, from the Initial LeasePlan Data File (the “Initial LeasePlan Sample Leases”).  For the purpose of this procedure, LeasePlan, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Initial LeasePlan Sample Leases or the methodology they instructed us to use to select the Initial LeasePlan Sample Leases from the Initial LeasePlan Data File.

For the purpose of the procedures described in this report, the 50 Initial LeasePlan Sample Leases are referred to as Initial LeasePlan Sample Lease Numbers 201 through 250.

LeasePlan, on behalf of the Issuer, instructed us not to perform any procedures on Initial LeasePlan Sample Lease Numbers 246 and 247 (the “Non-Compared Initial LeasePlan Sample Leases”) as those Initial LeasePlan Sample Leases had not yet been fully set up.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by LeasePlan, on behalf of the Issuer, that is described in the preceding sentence.

Attachment A Page 4 of 5
6.
For each lease on the Initial LeasePlan Data File and LeasePlan Data File, we compared the asset number and corresponding client number (as concatenated, each a “LeasePlan Lease Number”), both as shown on the Initial LeasePlan Data File, to the corresponding LeasePlan Lease Number, as shown on the LeasePlan Data File, and noted that:

a.	All of the LeasePlan Leases were included on both the Initial LeasePlan Data File and LeasePlan Data File and
b.	No leases other than the LeasePlan Leases were included on the Initial LeasePlan Data File or LeasePlan Data File.

7.	As instructed by LeasePlan, on behalf of the Issuer, we randomly selected two additional LeasePlan Leases that:
a.	Were not Initial LeasePlan Sample Leases,
b.	Had a SV_SecuritizationValue greater than $500,
c.	Had a Lease_DepreciationRate value that was not <blank> and
d.	Had a CapCostTotal value that was not <blank>,
all as shown on the LeasePlan Data File, from the LeasePlan Data File (the “Additional LeasePlan Sample Leases”).  For the purpose of this procedure, LeasePlan, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Additional LeasePlan Sample Leases or the methodology they instructed us to use to select the Additional LeasePlan Sample Leases from the LeasePlan Data File.

For the purpose of the procedures described in this report, the Additional LeasePlan Sample Leases replace the Non-Compared Initial LeasePlan Sample Leases.  The Initial LeasePlan Sample Leases (except for the Non-Compared Initial LeasePlan Sample Leases), together with the Additional LeasePlan Sample Leases, are hereinafter referred to as the “LeasePlan Sample Leases,” which, together with the Wheels Sample Leases and Donlen Sample Leases are referred to as the “Sample Leases.”

For the purpose of the procedures described in this report, the 50 LeasePlan Sample Leases are referred to as Sample Lease Numbers 201 through 250.

8.	For each LeasePlan Sample Lease, we:

a.
Compared the LeasePlan Sample Characteristics listed on Exhibit 5 to Attachment A, as shown on the LeasePlan Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by LeasePlan, on behalf of the Issuer, described in the notes to Exhibit 5 to Attachment A.  The Source Document(s) that we were instructed by LeasePlan, on behalf of the Issuer, to use for each LeasePlan Sample Characteristic are shown on Exhibit 5 to Attachment A.  All such compared information was found to be in agreement.

Attachment A Page 5 of 5
8.  (continued)

b.
Observed that the corresponding LeasePlan Lease Contract contained a signature in the lessee signature section of such LeasePlan Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any LeasePlan Lease Contract.

c.
Observed that “Lease Plan USA LT” was the named lien holder, owner, distributor or dealer on the corresponding LeasePlan Title or that the named lien holder, owner, distributor or dealer on such LeasePlan Title had the words “Lease Plan” or “LeasePlan” in its name, as applicable.

Exhibit 1 to Attachment A Page 1 of 3
Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Wheels Data File Field Name	Source Document(s)	Note(s)

VIN	VIN	Wheels Title or Memo of Delivery	i.
Lessee name	RELATIONSHIP	(a) Wheels Lease Contract or (b) Wheels Lease Contract and Wheels System Screen Shots	ii., iii.
Funding description	FUNDING_DESCRIPTION	(a) Wheels Lease Contract or (b) Wheels Lease Contract and Wheels System Screen Shots	iv.
Reserve factor	RESERVE_RATE	(a) Memo of Delivery, (b) Wheels System Screen Shots or (c) Wheels Lease Contract	v.
Make	MAKE	Memo of Delivery or Wheels System Screen Shots	vi.
Model	MODEL	Memo of Delivery or Wheels System Screen Shots	ii., vii.
Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or Wheels System Screen Shots	viii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Wheels Sample Characteristics for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract or the Wheels Lease Contract and Wheels System Screen Shots, showing any customer hierarchy information, as applicable, as the Source Documents (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 2 of 3
Notes:  (continued)

iv.	For the purpose of comparing the funding description Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Wheels Data File, and
(b)	Use the funding description, as shown in the Wheels Lease Contract:
(1)	In accordance with the decode information shown on the Wheels Funding Description Mapping Schedules and
(2)	That corresponds to the lease type, vehicle type (as applicable), delivery date (as applicable), fleet ID (as applicable) and remaining term (as applicable), all as shown on the Wheels Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the funding description Wheels Sample Characteristic for Sample Lease Number 45, the Servicer, on behalf of the Issuer, instructed us to use the information, assumptions and methodologies described in the Wheels Lease Contract and certain vehicle type information, as shown in the Wheels System Screen Shots, in order to determine the funding description.

v.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 19, 23, 42, 44, 71 and 127) the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Numbers 19, 42, 44, 71 and 127, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Number 23, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract as the Source Document.

Exhibit 1 to Attachment A Page 3 of 3
Notes:  (continued)

vi.
For the purpose of comparing the make Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Number 44), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the make Wheels Sample Characteristic for Sample Lease Number 44, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document.

vii.
For the purpose of comparing the model Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Number 44), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the model Wheels Sample Characteristic for Sample Lease Number 44, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

viii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 1, 3, 5, 11, 16, 19, 22, 23, 32, 40, 41, 44, 45, 49, 53, 55, 62, 74, 76, 77, 83, 85, 89, 90, 94, 95, 96, 98, 101, 117, 118, 120, 141 and 148), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 1, 3, 5, 11, 16, 19, 22, 23, 32, 40, 41, 44, 45, 49, 53, 55, 62, 74, 76, 77, 83, 85, 89, 90, 94, 95, 96, 98, 101, 117, 118, 120, 141 and 148, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Wheels Sample Characteristic Difference

Sample Lease Number	Wheels Sample Characteristic	Wheels Data File Value	Source Document Value

140	Original stipulated cost	$34,767.00	$36,242.99

Exhibit 3 to Attachment A Page 1 of 3
Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Donlen Data File Field Name(s)	Source Document(s)	Note(s)

Donlen vehicle number	DVN	Donlen Schedule A or Donlen System Screen Shots	i.
VIN	VIN	Donlen Schedule A and Donlen Title
Lessee name	Customer Name	(a) Donlen Lease Contract, (b) Donlen Lease Contract and Donlen Schedule A or (c) Donlen Lease Contract and Donlen System Screen Shots	ii., iii.
Funding description	(a) Base Instrument Rate Name and (b) Variance	Donlen Schedule A or Donlen System Screen Shots	iv., v.
Reserve factor	Depreciation Rate	Donlen Schedule A or Donlen System Screen Shots	v., vi.
Make	Make	Donlen Schedule A
Model	Model	Donlen Schedule A	ii., vii.
Original stipulated cost	Cap Cost Total	Donlen Schedule A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name Donlen Sample Characteristic for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to use the Donlen Lease Contract, Donlen Lease Contract and Donlen Schedule A or the Donlen Lease Contract and Donlen System Screen Shots, as applicable, showing any customer hierarchy or relationship information, as the Source Documents (and in accordance with any other applicable note(s)).

Exhibit 3 to Attachment A Page 2 of 3
Notes:  (continued)

iv.	For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the Donlen Schedule A, as applicable,
(b)
Use the funding description, as shown in the Donlen Schedule A and/or the Donlen System Screen Shots, as applicable, in accordance with the decode information shown on the Donlen Funding Description Mapping Schedule and

(c)	Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Donlen Schedule A description, both as shown on the Donlen Funding Description Mapping Schedule, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 162, 164, 170, 173, 182, 183, 184 and 195), Donlen, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 162, 164, 170, 173, 182, 183, 184 and 195, Donlen, on behalf of the Issuer, instructed us to use the Donlen System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

v.
Donlen, on behalf of the Issuer, indicated that certain of the Donlen System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 162, 164, 173, 182, 183, 184 and 195), Donlen, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 162, 164, 173, 182, 183, 184 and 195, Donlen, on behalf of the Issuer, instructed us to note agreement with a depreciation rate value of “<blank>,” as shown on the Donlen Data File, if there was no depreciation rate shown on the corresponding Donlen Schedule A (and in accordance with any other applicable note(s)).

Exhibit 3 to Attachment A Page 3 of 3
Notes:  (continued)

vii.
For the purpose of comparing the model Donlen Sample Characteristic for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document, in accordance with the decode information shown on the Donlen Model Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Donlen, on behalf of the Issuer, described in the notes above.

Exhibit 4 to Attachment A

Donlen Sample Characteristic Difference

Sample Lease Number	Donlen Sample Characteristic	Donlen Data File Value	Source Document Value

178	VIN	<REDACTED>	<unable to determine>
The VIN Sample Characteristic for Sample Lease Number 178, as shown on the Donlen Data File, agreed to the VIN, as shown in the corresponding Donlen Schedule A.  Donlen, on behalf of the Issuer, was unable to provide a Donlen Title for Sample Lease Number 178.

Exhibit 5 to Attachment A Page 1 of 4
LeasePlan Sample Characteristics and Source Documents

LeasePlan Sample Characteristic	LeasePlan Data File Field Name(s)	Source Document(s)	Note(s)

VIN	VIN	LeasePlan Title or LeasePlan Schedule A	i.
Lessee name	Client_ClientName	(a) LeasePlan Lease Contract, (b) LeasePlan Lease Contract and LeasePlan System Screen Shots or (c) LeasePlan Lease Contract and LeasePlan Schedule A	ii., iii.
Funding description	(a) Lease_BaseInstrumentRateName and (b) Lease_SpreadRate	LeasePlan Schedule A or LeasePlan System Screen Shots	iv., v.
Reserve factor	Lease_DepreciationRate	LeasePlan Schedule A	vi.
Make	ASSET_OEM	LeasePlan Schedule A or LeasePlan System Screen Shots	vii.
Model	ASSET_MODEL	LeasePlan Schedule A or LeasePlan System Screen Shots	ii., viii.
Original stipulated cost	CapCostTotal	LeasePlan Schedule A or LeasePlan System Screen Shots	v., ix.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated LeasePlan Sample Characteristics for each LeasePlan Sample Lease, LeasePlan, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

Exhibit 5 to Attachment A Page 2 of 4
Notes:  (continued)

iii.
For the purpose of comparing the lessee name LeasePlan Sample Characteristic for each LeasePlan Sample Lease, LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan Lease Contract, LeasePlan Lease Contract and LeasePlan System Screen Shots or the LeasePlan Lease Contract and LeasePlan Schedule A, as applicable, showing any customer hierarchy or relationship information, as the Source Documents, in accordance with the decode information shown on the LeasePlan Lessee Name Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

iv.	For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease, LeasePlan, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the LeasePlan Schedule A, as applicable, and
(b)	Use the funding description, as shown in the LeasePlan System Screen Shots, as applicable, in accordance with the decode information shown on the LeasePlan Funding Description Mapping Schedule, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease with a LeaseTypeDetail value of “open,” as shown on the LeasePlan Data File, LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease with a LeaseTypeDetail value of “closed,” as shown on the LeasePlan Data File, LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 5 to Attachment A Page 3 of 4
Notes:  (continued)

v.
LeasePlan, on behalf of the Issuer, indicated that certain of the LeasePlan System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the indicated LeasePlan Sample Characteristics for each LeasePlan Sample Lease, LeasePlan, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease, LeasePlan, on behalf of the Issuer, instructed us to only compare the reserve factor LeasePlan Sample Characteristic if the LeasePlan Sample Lease had a LeaseTypeDetail value of “open,” as shown on the LeasePlan Data File.

vii.
For the purpose of comparing the make LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Number 202), LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the make LeasePlan Sample Characteristic for Sample Lease Number 202, LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan System Screen Shots as the Source Document.

viii.
For the purpose of comparing the model LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Number 202), LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the model LeasePlan Sample Characteristic for Sample Lease Number 202, LeasePlan, on behalf of the Issuer, instructed us to use the LeasePlan System Screen Shots as the Source Document.

Exhibit 5 to Attachment A Page 4 of 4
Notes:  (continued)

ix.	For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for each LeasePlan Sample Lease, LeasePlan, on behalf of the Issuer, instructed us to use the:
(a)	LeasePlan Schedule A as the Source Document if the LeasePlan Sample Lease had a LeaseTypeDetail value of “open,” as shown on the LeasePlan Data File, and
(b)
LeasePlan System Screen Shots as the Source Document if the LeasePlan Sample Lease had a LeaseTypeDetail value of “closed,” as shown on the LeasePlan Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for each LeasePlan Sample Lease with a “LeaseTypeDetail” value of closed, as shown on the LeasePlan Data File, LeasePlan, on behalf of the Issuer, instructed us to recalculate the original stipulated cost, as applicable, by adding the latest:
(a)	Conversion fee and
(b)	Conversion value,
both as shown in the LeasePlan System Screen Shots (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by LeasePlan, on behalf of the Issuer, described in the notes above.